Trade Receivables	12 Months Ended
Dec. 31, 2025
Trade Receivables [Abstract]
Trade receivables

8. Trade receivables

	As of	As of
	December 31,	December 31,
	2024	2025
	MYR	MYR	USD
Receivables from farm solutions sales
- from third parties	19,234,500	23,039,775	5,680,418
- from related parties	1,100,000	–	–
Receivables from vegetable sales
- from third parties	16,693,373	46,283,324	11,411,076
- from related parties	32,841	–	–
Total trade receivables, gross	37,060,714	69,323,099	17,091,494
Less: loss allowances for expected credit loss	(743,860)	(1,030,834)	(254,150)
Total trade receivables, net	36,316,854	68,292,265	16,837,344

Aging analysis of gross trade receivables, based on the date of revenue recognition, as of December 31, 2024 and 2025 are as follows:

	As of	As of
	December 31,	December 31,
	2024	2025
	MYR	MYR	USD
Within 3 months	30,278,889	35,904,817	8,852,272
More than 3 months but within 6 months	3,010,069	6,543,098	1,613,190
More than 6 months but within 1 year	2,470,419	26,409,471	6,511,211
More than 1 year	1,301,337	465,713	114,821
Total trade receivables, gross	37,060,714	69,323,099	17,091,494

All trade receivables classified as current are expected to be recovered within one year based on historical collection and experience. Generally, as of December 31, 2025, credit terms for retail outlet customers are due within 30 to 60 days (2024: 30 to 60 days), while credit terms for industrial business customers are due within 30 to 104 days (2024: 30 days to 104 days), from the date of revenue recognition. Further details on the Group’s credit policy and credit risk arising from trade debtors are set out in note 14(a)(i).